Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,339,000
Previously Paid Amount	0.00
Total Fee Amount	1,013.52
Total Offset Amount	0.00
Net Fee	1,013.52
Narrative - Max Aggregate Offering Price	$ 7,339,000
Final Prospectus	true